Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC  20004

Tel.  202.739.3000

Fax: 202.739.3001

www.morganlewis.com


June 18, 2002



VIA EDGAR

Filing Room
U.S. Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549


Re: The Advisors' Inner Circle Fund (File Nos. 33-42484 and 811-06400) Filing Pursuant to 497(j)
         ---------------------------------------------------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of The Advisors' Inner Circle Fund that the prospectus and Statement of Additional Information dated June 24, 2002 for Analytic Defensive Equity Fund, Analytic International Fund and Analytic Short-Term Income Fund that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 51 filed electronically on June 14, 2002.

Please do not hesitate to contact me at 202/739.5875 or John Ford at 202/739.5856 should you have any questions.


Sincerely,

/s/ Thomas P. Lemke

Thomas P. Lemke


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